Received SEC

JUN 01 2010

Washington, DC 20549

NASDAQ

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

[redacted]

10012582

P. William Slattery
Vice President
Listing Qualifications

Via Electronic Mail

June 1, 2010

001-33746

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 19, 2010 The Nasdaq Stock Market (the "Exchange") received from China MediaExpress Holdings, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery